Income Taxes Disclosure: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2018 $	2017 $
Income (loss) before income tax	(328,497)	78,424
Statutory tax rate	27%	26%
Expected tax expense (recovery)	(88,690)	20,390

Permanent differences and other	27,420	905
Effect of foreign exchange	93,130	-
Effect of change in tax rate	(12,620)	-
Change in valuation allowance	(19,240)	(21,295)

Provision for income taxes	--	--